Total
VELA Small Cap Fund
VELA Small Cap Fund
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 38 of the fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VELA Small Cap Fund	VELA Small Cap Fund Class A	VELA Small Cap Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VELA Small Cap Fund		VELA Small Cap Fund Class A	VELA Small Cap Fund Class I
Management fees		0.75%	0.75%
Distribution (12b-1) fees		0.25%	none
Other expenses (administrative fees)	[1],[2]	0.39%	0.39%
Acquired fund fees and expenses		0.02%	0.02%
Total annual fund operating expenses	[3]	1.41%	1.16%
[1]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[2]	The fund’s “Other expenses” have been restated to reflect current fees.
[3]	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - VELA Small Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
VELA Small Cap Fund Class A	636	924	1,233	2,106
VELA Small Cap Fund Class I	118	368	638	1,409

VELA FUNDS

(the “Trust”)

VELA Small Cap Fund

VELA Large Cap Plus Fund

VELA International Fund

VELA Income Opportunities Fund

(Each a “fund” and together, the “funds”)

(each a series of VELA Funds)

Supplement dated August 25, 2023 to the Prospectus and Summary Prospectus

each dated January 30, 2023

This Supplement updates and supersedes any contrary information contained in the Prospectus and the Summary Prospectuses

Effective October 1, 2023, VELA Investment Management, LLC, will reduce the contractual administrative fee for each Fund from an annual rate of 0.42% to 0.39% of each Fund’s average daily net assets of Class A and Class I shares. Accordingly, the Prospectus and each Summary Prospectus are updated as follows:

VELA Small Cap Fund

The sections entitled “Fees and Expenses of the Fund” and “Expense Example” beginning on page 1 of the Summary Prospectus and the subsections entitled “Fees and Expenses of the Fund” and “Expense Example” within the section entitled “Fund Summary” beginning on page 1 of the Prospectus are deleted in their entirety and replaced with the following:

VELA Large Cap Plus Fund
VELA Large Cap Plus Fund
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 38 of the fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VELA Large Cap Plus Fund	VELA Large Cap Plus Fund Class A	VELA Large Cap Plus Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VELA Large Cap Plus Fund		VELA Large Cap Plus Fund Class A	VELA Large Cap Plus Fund Class I
Management fees		0.75%	0.75%
Distribution (12b-1) fees		0.25%	none
Administrative fees	[1],[2]	0.39%	0.39%
Interest charges and dividend expense	[2],[3]	0.64%	0.64%
Other expenses (administrative fees)		1.03%	1.03%
Acquired fund fees and expenses		0.01%	0.01%
Total annual fund operating expenses	[4]	2.04%	1.79%
[1]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[2]	The fund’s “Other expenses” have been restated to reflect current fees.
[3]	Interest charges and dividend expense have been restated to reflect current interest charges and dividend expense.
[4]	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - VELA Large Cap Plus Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
VELA Large Cap Plus Fund Class A	697	1,108	1,543	2,750
VELA Large Cap Plus Fund Class I	182	563	970	2,105

VELA International Fund
VELA International Fund
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 38 of the fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VELA International Fund	VELA International Fund Class A	VELA International Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VELA International Fund		VELA International Fund Class A	VELA International Fund Class I
Management fees		0.75%	0.75%
Distribution (12b-1) fees		0.25%	none
Other expenses (administrative fees)	[1],[2]	0.39%	0.39%
Acquired fund fees and expenses		0.02%	0.02%
Total annual fund operating expenses	[3]	1.41%	1.16%
[1]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[2]	The fund’s “Other expenses” have been restated to reflect current fees.
[3]	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - VELA International Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
VELA International Fund Class A	636	924	1,233	2,106
VELA International Fund Class I	118	368	638	1,409

VELA Income Opportunities Fund
VELA Income Opportunities Fund
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 38 of the fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VELA Income Opportunities Fund	VELA Income Opportunities Fund Class A	VELA Income Opportunities Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	5.00%	none
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VELA Income Opportunities Fund		VELA Income Opportunities Fund Class A	VELA Income Opportunities Fund Class I
Management fees		0.50%	0.50%
Distribution (12b-1) fees		0.25%	none
Other expenses (administrative fees)	[1],[2]	0.39%	0.39%
Acquired fund fees and expenses		0.01%	0.01%
Total annual fund operating expenses	[3]	1.15%	0.90%
[1]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee; brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[2]	The fund’s “Other expenses” have been restated to reflect current fees.
[3]	The fund’s “Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - VELA Income Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
VELA Income Opportunities Fund Class A	611	847	1,101	1,828
VELA Income Opportunities Fund Class I	92	287	498	1,108